Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Total Minimum Rental Commitments	The total minimum rental commitments due were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$1,914
2015	1,877
2016	1,877
2017	1,877
2018	1,924
Thereafter	21,159

$30,628